FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Cash		$ 24,765	$ 11,713
Amounts Receivable	$ 820	1,208
Long-term Investments	2,667	3,939
Warrant Liability	1,040	$ 680
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	12,791
Amounts Receivable	0
Long-term Investments	2,667
Total Financial Assets	15,458
Warrant Liability	0
Total Financial Liabilities	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	820
Long-term Investments	0
Total Financial Assets	820
Warrant Liability	0
Total Financial Liabilities	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	0
Total Financial Assets	0
Warrant Liability	(347)
Total Financial Liabilities	$ (347)